Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (61.2%)(a)
	Shares	Value
Basic materials (1.3%)
Anglo American PLC (United Kingdom)	3,063	$73,967
Arkema SA (France)	302	32,039
Ashland Global Holdings, Inc.	722	51,204
Axalta Coating Systems, Ltd.(NON)	3,631	80,499
BHP Billiton, Ltd. (Australia)	1,167	30,030
BHP Group PLC (United Kingdom)	2,946	62,805
Celanese Corp.	596	64,040
CF Industries Holdings, Inc.	4,098	125,850
Compagnie De Saint-Gobain (France)(NON)	650	27,291
Covestro AG (Germany)	1,644	81,627
CRH PLC (Ireland)	1,766	63,772
DuPont de Nemours, Inc.	1,918	106,411
Eastman Chemical Co.	1,950	152,334
Eiffage SA (France)(NON)	466	37,981
Fortescue Metals Group, Ltd. (Australia)	5,022	58,787
ICL Group, Ltd. (Israel)	5,390	19,028
Koninklijke DSM NV (Netherlands)	209	34,442
LafargeHolcim, Ltd. (Switzerland)	587	26,758
NewMarket Corp.	143	48,952
Nitto Denko Corp. (Japan)	500	32,597
PPG Industries, Inc.	679	82,892
Reliance Steel & Aluminum Co.	705	71,938
Rio Tinto PLC (United Kingdom)	1,995	120,374
Sherwin-Williams Co. (The)	56	39,017
Shin-Etsu Chemical Co., Ltd. (Japan)	500	65,261

		1,589,896
Capital goods (4.4%)
ACS Actividades de Construccion y Servicios SA (Spain)	731	16,562
AGCO Corp.	434	32,233
Airbus SE (France)(NON)	131	9,509
Allison Transmission Holdings, Inc.	2,406	84,547
AptarGroup, Inc.	846	95,767
Atlas Copco AB Class A (Sweden)	1,247	59,349
Avery Dennison Corp.	1,383	176,803
Berry Global Group, Inc.(NON)	2,306	111,426
Crown Holdings, Inc.(NON)	1,259	96,767
Cummins, Inc.	2,131	449,982
Curtiss-Wright Corp.	377	35,159
Daikin Industries, Ltd. (Japan)	500	92,195
Dover Corp.	1,280	138,675
Faurecia SA (France)(NON)	925	39,945
Gentex Corp.	2,650	68,238
Hitachi, Ltd. (Japan)	2,300	77,716
Honeywell International, Inc.	3,847	633,255
Johnson Controls International PLC	6,483	264,831
Koito Manufacturing Co., Ltd. (Japan)	700	35,686
Legrand SA (France)	747	59,636
Lockheed Martin Corp.	2,892	1,108,446
Northrop Grumman Corp.	1,675	528,446
Obayashi Corp. (Japan)	3,200	29,002
Otis Worldwide Corp.	4,182	261,040
Republic Services, Inc.	1,475	137,691
Sandvik AB (Sweden)(NON)	5,620	109,630
Silgan Holdings, Inc.	1,424	52,360
Stanley Electric Co., Ltd. (Japan)	900	25,827
Teledyne Technologies, Inc.(NON)	319	98,957
Tervita Corp. (Canada)(NON)	16	31
Toshiba Corp. (Japan)	1,100	28,000
Waste Management, Inc.	2,264	256,217

		5,213,928
Communication services (3.2%)
AT&T, Inc.	9,327	265,913
BT Group PLC (United Kingdom)	12,879	16,367
Charter Communications, Inc. Class A(NON)	402	250,985
Comcast Corp. Class A(S)	15,130	699,914
Crown Castle International Corp.(R)	2,392	398,268
Deutsche Telekom AG (Germany)	7,388	123,765
Elisa OYJ (Finland)	474	27,939
Equinix, Inc.(R)	481	365,623
Hikari Tsushin, Inc. (Japan)	100	23,830
KDDI Corp. (Japan)	3,600	91,065
Nippon Telegraph & Telephone Corp. (Japan)	2,500	51,148
NTT DoCoMo, Inc. (Japan)	1,400	51,918
Telstra Corp., Ltd. (Australia)	15,964	31,846
Verizon Communications, Inc.	24,091	1,433,174

		3,831,755
Communications equipment (0.9%)
Cisco Systems, Inc.	25,586	1,007,833

		1,007,833
Computers (5.4%)
Akamai Technologies, Inc.(NON)	741	81,910
Apple, Inc.	38,028	4,404,023
BigCommerce Holdings, Inc.(NON)(S)	3,439	286,469
Dropbox, Inc. Class A(NON)	2,395	46,128
Fortinet, Inc.(NON)	3,171	373,576
Fujitsu, Ltd. (Japan)	300	41,079
Logitech International SA (Switzerland)	694	53,704
Otsuka Corp. (Japan)	900	46,058
ServiceNow, Inc.(NON)	1,404	680,940
Synopsys, Inc.(NON)	1,623	347,290

		6,361,177
Conglomerates (0.2%)
AMETEK, Inc.	1,844	183,294

		183,294
Consumer cyclicals (7.0%)
Adecco Group AG (Switzerland)	961	50,784
Amazon.com, Inc.(NON)	1,061	3,340,803
Berkeley Group Holdings PLC (The) (United Kingdom)	483	26,277
Best Buy Co., Inc.	4,581	509,819
Booz Allen Hamilton Holding Corp.	2,459	204,048
Brambles, Ltd. (Australia)	6,650	50,062
Brunswick Corp.	1,784	105,095
Casey's General Stores, Inc.	572	101,616
CK Hutchison Holdings, Ltd. (Hong Kong)	5,000	30,314
Clear Channel Outdoor Holdings, Inc.(NON)	502	502
Compagnie Generale des Etablissements Michelin SCA (France)	235	25,146
Compass Group PLC (United Kingdom)	3,316	49,777
Daito Trust Construction Co., Ltd. (Japan)	300	26,598
Daiwa House Industry Co., Ltd. (Japan)	1,500	38,540
Discovery, Inc. Class A(NON)(S)	3,041	66,203
Dollar General Corp.	1,326	277,956
Ferrari NV (Italy)	137	25,077
Fiat Chrysler Automobiles NV (Italy)(NON)	3,844	47,060
Ford Motor Co.	18,438	122,797
Hermes International (France)	124	106,886
Hilton Worldwide Holdings, Inc.	3,037	259,117
Hoshizaki Corp. (Japan)	300	23,925
iHeartMedia, Inc. Class A(NON)	214	1,738
Industria de Diseno Textil SA (Inditex) (Spain)	3,651	101,508
Kering SA (France)	113	75,076
Knorr-Bremse AG (Germany)	194	22,916
Lennar Corp. Class A	3,330	271,994
Lowe's Cos., Inc.	540	89,564
LVMH Moet Hennessy Louis Vuitton SA (France)	100	46,750
Moody's Corp.	369	106,955
Nihon M&A Center, Inc. (Japan)	1,100	62,745
Nintendo Co., Ltd. (Japan)	300	170,544
Pandora A/S (Denmark)	481	34,612
Peugeot SA (France)(NON)	4,528	81,641
Polaris, Inc.	1,526	143,963
Porsche Automobil Holding SE (Preference) (Germany)(NON)	819	48,898
PulteGroup, Inc.	7,117	329,446
Ryohin Keikaku Co., Ltd. (Japan)	1,300	21,593
Scotts Miracle-Gro Co. (The) Class A	303	46,332
Sirius XM Holdings, Inc.(S)	11,866	63,602
Sohgo Security Services Co., Ltd. (Japan)	300	14,295
Sony Corp. (Japan)	1,800	137,673
Spectrum Brands Holdings, Inc.	753	43,041
Target Corp.	2,556	402,366
Taylor Wimpey PLC (United Kingdom)	15,618	21,733
Tempur Sealy International, Inc.(NON)	1,029	91,777
TransUnion	360	30,287
Volkswagen AG (Preference) (Germany)(NON)	391	62,927
Volvo AB (Sweden)(NON)	2,359	45,308
Walmart, Inc.	448	62,680
Wesfarmers, Ltd. (Australia)	3,679	117,300
Wolters Kluwer NV (Netherlands)	1,050	89,645

		8,327,311
Consumer staples (5.6%)
a2 Milk Co., Ltd. (New Zealand)(NON)	2,674	27,235
Altria Group, Inc.	10,798	417,235
Associated British Foods PLC (United Kingdom)	1,499	36,109
Auto Trader Group PLC (United Kingdom)	3,468	25,086
British American Tobacco PLC (United Kingdom)	1,543	55,460
Campbell Soup Co.	1,080	52,240
Carlsberg A/S Class B (Denmark)	633	85,234
Coca-Cola Co. (The)	15,191	749,980
Coca-Cola HBC AG (Switzerland)	1,401	34,632
Coles Group, Ltd. (Australia)	2,450	29,881
Constellation Brands, Inc. Class A	538	101,956
Costco Wholesale Corp.	140	49,700
Essity AB Class B (Sweden)(NON)	2,774	93,736
Ferguson PLC (United Kingdom)	1,189	119,633
Hershey Co. (The)	1,760	252,278
ITOCHU Corp. (Japan)	4,600	117,626
Kobe Bussan Co., Ltd. (Japan)	400	21,993
Koninklijke Ahold Delhaize NV (Netherlands)	3,145	93,078
Kose Corp. (Japan)	200	24,454
L'Oreal SA (France)	340	110,637
McDonald's Corp.	3,066	672,956
Mondelez International, Inc. Class A	6,471	371,759
Nestle SA (Switzerland)	1,730	205,246
PepsiCo, Inc.	5,426	752,044
Procter & Gamble Co. (The)	10,355	1,439,241
Recruit Holdings Co., Ltd. (Japan)	600	23,806
Sundrug Co., Ltd. (Japan)	800	30,120
Sysco Corp.	964	59,980
Unilever PLC (United Kingdom)	612	37,710
WH Group, Ltd. (Hong Kong)	78,500	63,893
Wilmar International, Ltd. (Singapore)	13,400	43,409
Woolworths Group, Ltd. (Australia)	2,600	67,974
Yum! Brands, Inc.	3,477	317,450

		6,583,771
Electronics (3.1%)
Brother Industries, Ltd. (Japan)	1,500	23,824
Garmin, Ltd.	1,272	120,662
Hoya Corp. (Japan)	500	56,360
Inphi Corp.(NON)	2,273	255,144
NVIDIA Corp.	2,270	1,228,569
Qualcomm, Inc.	10,502	1,235,875
Rockwell Automation, Inc.	1,359	299,904
SMC Corp. (Japan)	100	55,656
Xilinx, Inc.	3,284	342,324

		3,618,318
Energy (0.7%)
Baker Hughes a GE Co.	5,429	72,151
Chevron Corp.	5,988	431,136
MWO Holdings, LLC (Units)(F)	15	—
Royal Dutch Shell PLC Class B (United Kingdom)	9,230	111,655
Schlumberger, Ltd.	12,425	193,333
TOTAL SA (France)	1,174	40,307

		848,582
Financials (7.2%)
3i Group PLC (United Kingdom)	4,351	55,852
Aflac, Inc.	7,818	284,184
AGNC Investment Corp.(R)	12,234	170,175
Allianz SE (Germany)	685	131,396
Allstate Corp. (The)	4,518	425,325
Ally Financial, Inc.	5,205	130,489
American Financial Group, Inc.	519	34,763
Ameriprise Financial, Inc.	1,854	285,720
Amundi SA (France)(NON)	246	17,343
Apartment Investment and Management Co. Class A(R)	1,360	45,859
AvalonBay Communities, Inc.(R)	747	111,557
Aviva PLC (United Kingdom)	21,137	77,725
Banco Bilbao Vizcaya Argenta (Spain)	21,294	58,852
Bank Leumi Le-Israel BM (Israel)	8,531	37,532
BNP Paribas SA (France)(NON)	1,950	70,641
BOC Hong Kong Holdings, Ltd. (Hong Kong)	11,000	29,180
Boston Properties, Inc.(R)	791	63,517
Capital One Financial Corp.	449	32,265
CBRE Group, Inc. Class A(NON)	2,490	116,955
Citigroup, Inc.	16,656	718,040
CK Asset Holdings, Ltd. (Hong Kong)	11,500	56,109
Cousins Properties, Inc.(R)	2,094	59,867
Credit Agricole SA (France)(NON)	6,259	54,708
DBS Group Holdings, Ltd. (Singapore)	4,000	58,833
Deutsche Boerse AG (Germany)	405	71,126
Direct Line Insurance Group PLC (United Kingdom)	5,717	19,900
Discover Financial Services	3,257	188,189
DNB ASA (Norway)(NON)	2,695	37,223
Duke Realty Corp.(R)	3,207	118,338
Equitable Holdings, Inc.	7,399	134,958
Equity Commonwealth(R)	1,577	41,996
Equity Lifestyle Properties, Inc.(R)	930	57,009
Equity Residential(R)	1,678	86,132
Fidelity National Financial, Inc.	2,297	71,919
Finecobank Banca Fineco SpA (Italy)(NON)	1,685	23,185
Gaming and Leisure Properties, Inc.(R)	1,865	68,874
Gjensidige Forsikring ASA (Norway)	1,410	28,623
Goldman Sachs Group, Inc. (The)	1,128	226,694
Goodman Group (Australia)(R)	5,319	68,456
Hargreaves Lansdown PLC (United Kingdom)	857	17,179
Henderson Land Development Co., Ltd. (Hong Kong)	8,900	32,833
ING Groep NV (Netherlands)(NON)	3,943	27,920
Invitation Homes, Inc.(R)	4,564	127,746
Israel Discount Bank, Ltd. Class A (Israel)	8,154	21,978
Jones Lang LaSalle, Inc.	315	30,133
JPMorgan Chase & Co.	13,481	1,297,816
KBC Group NV (Belgium)	702	35,151
Legal & General Group PLC (United Kingdom)	15,403	37,329
Lincoln National Corp.	3,191	99,974
LPL Financial Holdings, Inc.	666	51,062
Magellan Financial Group, Ltd. (Australia)	725	29,549
MetLife, Inc.	14,027	521,384
MGIC Investment Corp.	5,072	44,938
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,600	16,650
Morgan Stanley	8,228	397,824
Nomura Real Estate Holdings, Inc. (Japan)	1,500	28,530
ORIX Corp. (Japan)	4,400	54,777
Partners Group Holding AG (Switzerland)	95	87,416
Persimmon PLC (United Kingdom)	783	24,869
Popular, Inc. (Puerto Rico)	997	36,161
Principal Financial Group, Inc.	2,931	118,031
Reinsurance Group of America, Inc.	521	49,594
SEI Investments Co.	1,134	57,516
Seven Bank, Ltd. (Japan)	7,300	17,700
Singapore Exchange, Ltd. (Singapore)	5,500	37,012
Skandinaviska Enskilda Banken AB (Sweden)(NON)	8,392	74,285
SLM Corp.	9,103	73,643
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,600	100,174
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,500	39,914
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	38,460
Swiss Life Holding AG (Switzerland)	51	19,269
Synchrony Financial	11,425	298,992
Unum Group	4,745	79,858
Virtu Financial, Inc. Class A	3,477	80,006
Zurich Insurance Group AG (Switzerland)	87	30,249

		8,505,431
Health care (8.0%)
10x Genomics, Inc. Class A(NON)	591	73,686
Abbott Laboratories	5,800	631,214
AbbVie, Inc.	3,001	262,858
ABIOMED, Inc.(NON)	763	211,397
Advanz Pharma Corp., Ltd. (Canada)(NON)	52	262
Alkermes PLC(NON)	3,073	50,920
Amgen, Inc.	837	212,732
Astellas Pharma, Inc. (Japan)	1,900	28,284
AstraZeneca PLC (United Kingdom)	469	51,046
Biogen, Inc.(NON)	1,210	343,253
Bristol-Myers Squibb Co.	5,203	313,689
Cardinal Health, Inc.	4,489	210,759
Chugai Pharmaceutical Co., Ltd. (Japan)	600	26,924
Cigna Corp.	1,530	259,197
DiaSorin SpA (Italy)	305	61,476
Edwards Lifesciences Corp.(NON)	6,567	524,178
Eli Lilly and Co.	3,360	497,347
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	841	18,512
Galapagos NV (Belgium)(NON)	171	24,288
GlaxoSmithKline PLC (United Kingdom)	2,914	54,585
Hikma Pharmaceuticals PLC (United Kingdom)	1,148	38,451
Hologic, Inc.(NON)	4,570	303,768
Humana, Inc.	1,418	586,896
Jazz Pharmaceuticals PLC(NON)	1,201	171,251
Johnson & Johnson	5,650	841,172
Kobayashi Pharmaceutical Co., Ltd. (Japan)	200	19,359
M3, Inc. (Japan)	500	31,046
Medtronic PLC	8,185	850,585
Merck & Co., Inc.	8,029	666,006
Neurocrine Biosciences, Inc.(NON)	324	31,156
Novartis AG (Switzerland)	2,315	201,176
Novo Nordisk A/S Class B (Denmark)	2,432	168,931
Ono Pharmaceutical Co., Ltd. (Japan)	800	25,115
PeptiDream, Inc. (Japan)(NON)	300	14,096
Pfizer, Inc.	7,097	260,460
Regeneron Pharmaceuticals, Inc.(NON)	350	195,923
Roche Holding AG (Switzerland)	688	235,384
Sarepta Therapeutics, Inc.(NON)	633	88,892
Sartorius Stedim Biotech (France)	150	51,662
Shionogi & Co., Ltd. (Japan)	1,300	69,551
Suzuken Co., Ltd. (Japan)	800	30,492
Thermo Fisher Scientific, Inc.	455	200,892
Vertex Pharmaceuticals, Inc.(NON)	952	259,058
Zimmer Biomet Holdings, Inc.	1,761	239,743
Zoetis, Inc.	192	31,751

		9,469,423
Semiconductor (0.1%)
ASML Holding NV (Netherlands)	143	52,729
Lasertec Corp. (Japan)	400	33,081
Tokyo Electron, Ltd. (Japan)	200	52,346

		138,156
Software (6.1%)
Activision Blizzard, Inc.	7,682	621,858
Adobe, Inc.(NON)	2,753	1,350,154
Amdocs, Ltd.	1,945	111,662
Cadence Design Systems, Inc.(NON)	3,128	333,539
Intuit, Inc.	3,185	1,038,979
Microsoft Corp.	10,793	2,270,092
Nexon Co., Ltd. (Japan)	2,200	54,637
Okta, Inc.(NON)	1,952	417,435
Oracle Corp.	2,595	154,922
SAP AG (Germany)	34	5,295
Take-Two Interactive Software, Inc.(NON)	1,727	285,335
Veeva Systems, Inc. Class A(NON)	2,164	608,495

		7,252,403
Technology (0.1%)
CACI International, Inc. Class A(NON)	315	67,145
SoftBank Group Corp. (Japan)	300	18,524

		85,669
Technology services (4.8%)
Alphabet, Inc. Class A(NON)	1,874	2,746,534
Capgemini SE (France)	211	27,024
DocuSign, Inc.(NON)	3,176	683,602
eBay, Inc.	17,825	928,683
Facebook, Inc. Class A(NON)	1,356	355,136
Fair Isaac Corp.(NON)	439	186,742
GoDaddy, Inc. Class A(NON)	4,092	310,869
IBM Corp.	500	60,835
Itochu Techno-Solutions Corp. (Japan)	1,400	53,281
Kakaku.com, Inc. (Japan)	700	18,506
Leidos Holdings, Inc.	2,607	232,414
Nomura Research Institute, Ltd. (Japan)	1,700	49,963
Palo Alto Networks, Inc.(NON)	173	42,342

		5,695,931
Transportation (0.9%)
Aena SME SA (Spain)(NON)	269	37,469
Aurizon Holdings, Ltd. (Australia)	12,738	38,870
Delta Air Lines, Inc.	3,533	108,039
Deutsche Post AG (Germany)	3,197	145,787
Expeditors International of Washington, Inc.	1,942	175,790
Hankyu Hanshin Holdings, Inc. (Japan)	600	19,302
Japan Airlines Co., Ltd. (Japan)	1,300	24,404
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	25,159
Old Dominion Freight Line, Inc.	1,957	354,060
Union Pacific Corp.	448	88,198
West Japan Railway Co. (Japan)	600	29,656
Yangzijiang Shipbuilding Holdings, Ltd. (China)	33,200	24,209

		1,070,943
Utilities and power (2.2%)
AES Corp. (The)	2,776	50,273
AGL Energy, Ltd. (Australia)	4,857	47,467
American Electric Power Co., Inc.	4,863	397,453
CLP Holdings, Ltd. (Hong Kong)	3,000	27,964
E.ON SE (Germany)	5,211	57,575
Enel SpA (Italy)	9,069	78,748
Eni SpA (Italy)	4,148	32,449
Entergy Corp.	1,597	157,352
Exelon Corp.	9,466	338,504
IDACORP, Inc.	421	33,638
Kinder Morgan, Inc.	17,485	215,590
NRG Energy, Inc.	5,286	162,492
Pinnacle West Capital Corp.	1,506	112,272
Public Service Enterprise Group, Inc.	3,861	212,008
Snam SpA (Italy)	8,633	44,389
Southern Co. (The)	9,357	507,337
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,115
Vistra Energy Corp.	7,798	147,070

		2,624,696

Total common stocks (cost $56,479,038)		$72,408,517

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (16.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.7%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$195,667	$232,644
3.50%, TBA, 10/1/50	4,000,000	4,212,500

		4,445,144
U.S. Government Agency Mortgage Obligations (12.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	1,804,805	1,889,423
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	62,832	70,441
4.00%, 1/1/49	385,253	410,476
3.00%, with due dates from 4/1/46 to 11/1/48	1,134,422	1,189,502
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/50	1,000,000	1,117,422
4.50%, TBA, 10/1/50	1,000,000	1,081,641
3.50%, TBA, 11/1/50	1,000,000	1,055,352
3.50%, TBA, 10/1/50	3,000,000	3,162,656
2.50%, TBA, 11/1/50	2,000,000	2,094,844
2.50%, TBA, 10/1/50	2,000,000	2,098,282
2.50%, TBA, 10/1/35	1,000,000	1,044,375

		15,214,414

Total U.S. government and agency mortgage obligations (cost $19,446,587)		$19,659,558

CORPORATE BONDS AND NOTES (14.9%)(a)
	Principal amount	Value
Basic materials (0.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$10,000	$10,250
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	10,000	12,588
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	5,150
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	9,800
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	10,000	10,112
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	20,000	20,550
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	10,000	10,750
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	9,000	9,641
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	10,000	9,413
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	5,000	5,382
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	15,000	17,442
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	30,000	34,812
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28	5,000	5,025
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	16,200
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	5,000	5,138
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	5,000	5,257
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	5,000	5,170
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	25,000	25,500
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	14,000	14,701
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	6,000	5,946
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	8,000	8,813
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	39,000	42,806
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	5,031
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	10,000	10,360
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	10,000	10,175
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	5,000	4,950
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	5,000	5,070
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	25,000	29,340
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	5,000	5,138
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	5,000	5,175
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	10,000	10,035
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	10,000	10,025
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	5,000	4,800
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	25,000	25,688
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	5,000	4,911
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	25,363
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	29,033
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	14,000	16,651
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	7,000	7,067
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	13,000	13,109
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	45,000	49,787
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	15,000	15,431
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	39,306
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	15,000	18,281
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	10,000	9,338
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	10,000	10,325
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	6,000	6,188
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	5,000	5,013
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	20,000	20,525
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,625
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	10,000	10,327
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	42,273
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	14,194
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	24,000	34,990

		798,970
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	20,575
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	10,000	9,700
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,638
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	5,163
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	5,000	5,076
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	5,000	5,250
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	5,050
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	7,584
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	5,000	3,837
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	10,000	10,525
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	5,000	5,424
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	10,000	10,375
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	5,000	5,188
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,863
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	31,075
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	10,326
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	6,000	6,510
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	18,000	18,968
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,509
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	69,207
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	15,000	15,525
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	83,186
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	10,000	12,528
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	27,576
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	21,000	25,032
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	10,000	10,100
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	67,415
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	13,000	14,851
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	2,000	2,118
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	16,121
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	5,000	5,416
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	5,000	5,243
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,325
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	13,800
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,921
Raytheon Technologies Corp. 144A sr. unsec. unsub. bonds 4.875%, 10/15/40	20,000	25,589
Raytheon Technologies Corp. 144A sr. unsec. unsub. notes 2.50%, 12/15/22	50,000	51,859
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	15,000	15,206
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	23,104
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	21,400
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	10,000	10,378
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	4,984
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	10,000	10,039
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	15,000	14,416
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	8,000	7,980
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	30,000	31,329
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	34,157
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	20,000	20,240
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	10,957
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	5,000	5,447

		875,085
Communication services (1.8%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	8,000	8,736
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	107,874
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	12,000	14,224
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	185,231
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	41,000	44,799
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	9,000	10,594
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	90,457
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,581
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	40,000	43,350
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	10,000	10,438
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	5,000	5,250
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	10,000	10,400
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	4,000	4,422
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	3,000	4,024
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	11,371
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	22,000	26,122
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	8,494
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	109,452
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	17,000	25,785
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,000	21,464
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	9,000	9,122
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	26,000	25,019
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	28,000
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	28,363
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	38,045
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	39,054
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	67,568
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	33,000	34,609
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	113,422
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	35,000	35,893
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	5,000	5,448
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	15,000	16,531
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	80,000	86,282
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	20,000	8,350
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	5,000	5,040
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	25,000	16,375
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	10,000	10,275
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	10,000	10,153
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	5,000	4,938
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,218
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	103,031
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	25,000	31,250
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	12,084
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	38,000	43,653
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	17,000	17,786
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	5,000	5,013
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	15,000	16,011
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	5,000	5,150
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	26,744
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	5,000	5,152
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	24,000	27,231
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	57,000	63,961
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	90,389
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	30,000	41,546
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	80,491
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	135,000	163,687
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,850
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	25,000	26,300
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	5,000	5,161

		2,129,263
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	27,969
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	15,097
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	102,619
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	75,000	77,344
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	5,000	5,188
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	5,000	5,081
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	40,320
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,260
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	40,270
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	5,000	5,156
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	4,906
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	10,000	10,412
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	5,000	5,481
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	10,084
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	5,000	5,603
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	15,000	15,713
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	19,000	16,221
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	10,000	9,603
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	8,000	7,755
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	15,000	12,450
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	3,000	3,143
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	19,400
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	10,613
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	25,000	13,016
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	6,000	6,667
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	68,974
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	79,402
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	8,700
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	15,000	12,750
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	5,000	5,733
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	5,000	5,475
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	10,000	11,050
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	5,000	5,056
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	10,000	11,617
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	73,000	78,223
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	23,934
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,685
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	13,000	13,910
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	55,000	59,590
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	20,000	21,650
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	8,400
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	5,000	5,275
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,398
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	27,000	27,430
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	15,000	15,242
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	50,565
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	11,208	11,676
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	16,931
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,938
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	81,000	91,530
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,588
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	70,000	82,971
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	5,000	5,206
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	20,000	20,375
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	10,191
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	10,000	10,050
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	5,000	5,319
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	4,900
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	15,750
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	5,000	5,400
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	5,000	5,088
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	5,000	5,563
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25	5,000	5,116
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	10,000	9,800
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	9,900
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	4,838
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,650
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,396
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25	5,000	5,170
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	5,000	5,355
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	8,000	8,928
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,332
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	15,000	15,413
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	10,000	10,126
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	15,000	16,144
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	20,000	16,650
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	10,000	10,275
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	18,496
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25	5,000	5,634
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	20,000	20,450
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	5,000	5,093
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	15,000	15,756
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	15,000	15,281
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	10,000	10,343
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	14,000	14,035
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	10,000	10,959
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	73,287
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	10,000	10,300
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	10,373
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,155
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	15,000	15,558
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,796
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	10,125
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	20,000	27,475
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	25,000	28,500
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	10,000	10,700
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	32,663
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	8,855
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	15,000	16,781
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	15,000	16,509
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,225
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	5,012
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	15,000	15,891
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	9,275
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	5,000	5,363
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	25,000	26,094
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	15,000	14,175
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	10,000	10,638
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	10,000	10,275
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	5,188
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	10,000	9,870
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	35,000	36,400
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	10,000	9,200
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,750
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	20,000	20,150
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	10,000	9,163
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	5,000	5,475
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	5,400
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	30,000	30,658
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	5,000	5,350
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	10,000	9,763
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,213
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25	5,000	5,144
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	5,000	5,100
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	24,000	27,759
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	22,000	23,725
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	13,475
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	68,940
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	19,100
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	5,188
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	10,025
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	5,000	5,275
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	5,000	5,088
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	13,950
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	14,288
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	5,295

		2,366,003
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)(FWC)	5,000	5,039
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	8,000	8,180
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	5,000	5,099
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	10,188
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,213
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	15,000	15,348
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,970
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	35,000	39,235
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	17,477
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	18,306
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	13,000	14,710
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	15,000	15,428
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	5,000	5,089
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	5,000	5,300
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	15,000	14,175
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,644	2,999
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,376
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	72,265
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	76,419
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	20,000	17,900
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	5,000	5,203
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	10,000	7,888
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	20,000	16,700
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,331
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	10,000	10,250
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	27,000	32,424
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	24,000	27,646
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	8,000	8,696
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	15,000	15,585
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	10,493
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	15,000	17,272
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	15,000	15,413
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	3,000	3,178
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	10,800
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	38,573
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,213
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	13,000	13,715
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	5,000	5,150
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	5,000	6,150
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	11,175
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	20,000	23,864
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	5,000	5,893
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,700
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	5,394
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	10,000	10,650
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	8,000	7,990
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	5,000	4,925
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,425
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	5,000	5,000
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	5,000	5,400

		716,812
Energy (1.4%)
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	11,000	10,450
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	6,000	4,890
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	8,956
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	5,000	4,725
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	9,150
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	11,000	10,835
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	2,825
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	77,280
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	38,856
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	10,008
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	15,000	14,328
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	10,000	11,398
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	27,000	30,054
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	5,000	5,144
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	10,000	10,252
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	10,000	9,400
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	34,000	36,726
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	5,000	4,331
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22	5,000	4,950
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	9,530
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	10,000	10,175
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	14,250
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	6,456
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	6,444
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	5,000	5,058
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	15,049
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	5,000	5,192
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	5,000	5,394
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	20,000	20,100
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	10,000	10,275
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	29,055
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	16,000	17,616
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	7,000	7,038
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	101,000	68,650
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	6,000	6,023
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	25,000	25,875
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	52,105
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	53,951
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,076
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	115,000	115,760
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,981
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	20,000	20,375
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	5,000	4,875
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	10,000	9,733
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	30,478
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	17,000	16,676
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	5,000	1,700
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28	5,000	2,406
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	2,463
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	25,000	24,989
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	5,000	4,838
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	5,000	6,936
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24	5,000	5,471
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23 (In default)(NON)	5,000	1,163
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22 (In default)(NON)	9,000	2,093
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	5,000	4,613
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24	5,000	4,242
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	10,000	8,525
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	5,000	4,582
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	5,000	4,950
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	5,000	4,150
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	39,000	46,190
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	40,000	44,400
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	8,000	8,850
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,184
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	40,000	1,200
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)	37,000	30,969
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)	54,000	48,195
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	9,600
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	10,000	10,075
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,516
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	8,000	9,023
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	77,499
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	5,300
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	4,450
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	4,000	3,100
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	5,000	4,750
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	36,000	39,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	5,000	5,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	15,000	13,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,349
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	30,000	29,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30	5,000	5,005
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	115,000	117,022
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	10,000	10,018
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	3,900	3,471
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	10,000	8,015
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	1,000	410
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	9,913
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	4,958
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,925
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	11,300
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	5,000	4,916
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	10,000	10,450
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	10,000	10,150

		1,607,735
Financials (3.6%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	9,950
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	50,301
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	29,000	29,973
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	9,000	8,537
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	5,000	5,246
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	29,000	39,705
American Express Co. sr. unsec. notes 2.65%, 12/2/22	20,000	20,952
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	38,000	54,352
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	15,000	15,277
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	46,000	50,198
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	5,000	5,558
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	5,257
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	274,759
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	30,000	30,450
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	2,000	2,229
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	37,305
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	95,087
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	9,883
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	71,330
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	20,000	21,580
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	5,000	5,733
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	10,000	10,375
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	18,000	19,044
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,060
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	228,550
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	58,093
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	56,595
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	12,550
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	37,000	42,905
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	11,546
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	10,000	11,470
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	85,121
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	147,000	147,299
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	15,000	17,847
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	60,000	70,187
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	20,000	22,224
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	10,000	10,100
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	40,000	43,834
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	32,317
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	11,000	10,124
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	149,840
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	15,297
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	4,988
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	10,858
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	22,166
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	10,000	10,125
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	101,461
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	18,000	19,012
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	163,000	163,836
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	34,690
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	20,725
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	40,000	42,952
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	10,000	10,258
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	10,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	5,000	5,209
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24	5,000	5,063
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	40,000	39,864
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	20,000	19,872
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	14,984
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	10,000	9,372
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	14,513
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	15,000	13,997
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	17,000	17,850
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	84,000	82,320
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.28%, 5/15/47	13,000	10,118
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	364,556
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	8,000	8,583
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	15,000	16,004
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	37,464
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	10,000	8,650
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,724
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	26,637
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	51,884
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	185,000	209,653
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	70,000	74,009
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	5,363
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	10,194
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	9,988
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	33,260
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	10,125
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	10,629
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	4,259
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,513
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	17,000	18,041
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	38,000	39,853
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	45,000	46,798
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	53,118
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	5,314
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	5,000	5,538
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,586
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,549
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	11,097
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	15,600
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	15,000	14,363
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	111,363
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	5,438
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	58,000	65,188
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	10,000	10,038
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	209,000
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	20,000	20,250
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	6,000	6,435
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	3,000	3,638
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	55,000	56,229

		4,210,629
Health care (1.3%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22	26,000	26,968
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	163,000	179,580
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%, 3/15/25	15,000	16,633
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	11,775
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	15,000	16,463
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	10,000	10,263
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,775
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,300
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	10,000	10,286
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	40,950
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,525
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	10,000	10,784
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	70,000	74,453
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	81,000	87,680
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	19,000	22,129
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	5,000	5,101
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	25,000	26,938
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	20,000	20,250
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	10,000	10,592
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	5,000	5,196
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	5,000	5,269
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	40,000	39,100
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,915
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	13,000	9,490
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	10,000	9,675
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	50,000	54,184
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	120,620
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	18,000	19,289
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	39,843	43,144
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	16,995
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	10,000	11,550
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28	5,000	5,020
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	5,000	4,963
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	15,000	17,500
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	7,000	7,917
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	10,000	12,380
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	25,000	27,625
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	5,094
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	5,000	5,113
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28	5,000	5,219
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	4,000	3,060
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,079
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	60,118
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	8,693
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	5,100
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	103,031
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	5,000	5,075
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	45,233
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	16,622
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	15,000	15,888
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	5,006
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	5,000	5,025
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	15,000	16,679
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	5,161
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	5,000	5,375
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	20,000	20,544
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	35,000	35,636
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	94,599
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	15,000	15,717
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	30,000	31,067
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	41,548
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	12,000	12,360

		1,585,319
Technology (1.5%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	28,367
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	29,000	29,625
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	37,529
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	25,000	28,584
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	44,088
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	26,976
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	107,181
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	33,677
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	10,000	10,571
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	5,000	5,053
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	5,340
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	10,000	10,600
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	24,000	26,590
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	97,241
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	15,000	16,850
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	5,000	5,091
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	7,470
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	38,528
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	75,000	75,586
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	5,213
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	5,000	5,138
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25	5,000	5,826
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	70,000	82,192
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	10,000	10,402
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	7,000	9,248
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	3,000	3,222
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	32,000	37,658
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	11,000	12,202
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	21,567
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	17,099
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	65,319
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	143,833
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	37,000	39,820
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	10,000	10,376
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	26,145
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	80,000	80,864
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	41,493
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	48,816
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	70,000	76,013
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000	10,918
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	83,411
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	25,000	22,250
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26	10,000	10,606
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	5,000	5,081
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	97,000	114,525
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	29,306
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	15,000	15,675
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,300
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	5,000	5,238
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	30,000	30,618
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	20,400
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	16,754
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	5,000	5,416

		1,752,891
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	84,001
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	15,000	15,574
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	12,000	12,454
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	17,510
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,786
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	25,000	25,578

		176,903
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25	35,000	35,963
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	19,000	20,237
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	5,000	5,327
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	64,940
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,659
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	5,000	4,819
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	10,000	10,389
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	15,000	15,362
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	9,459
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	40,381
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	53,840
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	85,971
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	60,710
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	7,633
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	17,072
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	34,413
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	4,258
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	94,736
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	25,000	32,303
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	7,000	7,611
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	7,000	8,081
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	80,572
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	26,277
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	105,000	110,280
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	23,668
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	10,000	10,638
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	5,000	5,288
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	5,000	5,394
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	36,000	39,667
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	25,000	26,623
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	5,000	5,438
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	77,618
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	89,603
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	15,000	14,272
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	10,000	10,185
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	20,000	19,352
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	63,073
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	35,562
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	13,000	20
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	24,000	26,197
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	25,000	26,632
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	10,000	10,552
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	15,656
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	5,240

		1,345,971

Total corporate bonds and notes (cost $16,204,827)		$17,565,581

MORTGAGE-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.18%, 4/15/37	$7,283	$13,473
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.238%, 11/15/35	10,138	18,045
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.772%, 12/15/36	7,571	12,341
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.403%, 3/15/35	20,217	28,304
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.556%, 6/15/34	8,488	10,355
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.798%, 3/15/41	42,980	8,023
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	13,045	23,872
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	11,680	20,558
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	4,484	6,384
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/48	144,516	15,716
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,924	3,689
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 6/20/43	63,237	12,327
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	41,431	7,380
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	87,870	6,807
Ser. 13-14, IO, 3.50%, 12/20/42	150,159	11,730
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	135,749	4,412
Ser. 15-H26, Class DI, IO, 3.374%, 10/20/65	237,512	21,881
Ser. 16-H16, Class EI, IO, 2.494%, 6/20/66(WAC)	171,283	16,238

		241,535
Commercial mortgage-backed securities (0.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.624%, 1/15/49(WAC)	20,749	11
Bank FRB Ser. 17-BNK8, Class B, 4.063%, 11/15/50(WAC)	12,000	13,351
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.753%, 12/11/38(WAC)	17,631	182
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.38%, 12/11/49(WAC)	830	3
Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class C, 5.261%, 11/10/46(WAC)	11,000	10,836
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.72%, 10/15/49(WAC)	412,108	6
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.615%, 12/10/44(WAC)	61,000	48,087
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47(WAC)	26,000	25,537
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	22,045
FRB Ser. 14-UBS6, Class C, 4.594%, 12/10/47(WAC)	16,000	15,234
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	85,000	92,831
3.829%, 2/10/48(WAC)	18,000	19,222
FRB Ser. 14-CR20, Class XA, IO, 1.174%, 11/10/47(WAC)	279,952	9,468
FRB Ser. 14-CR18, Class XA, IO, 1.15%, 7/15/47(WAC)	88,020	2,809
FRB Ser. 14-CR17, Class XA, IO, 1.131%, 5/10/47(WAC)	559,447	16,484
FRB Ser. 14-UBS6, Class XA, IO, 1.037%, 12/10/47(WAC)	853,596	24,028
FRB Ser. 14-LC17, Class XA, IO, 0.877%, 10/10/47(WAC)	507,690	11,849
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	508,017	—
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.503%, 12/15/49(WAC)	70,000	58,331
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K114, Class XAM, IO, 1.436%, 6/25/30(WAC)	174,000	20,797
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49(WAC)	743,509	1
GS Mortgage Securities Trust
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	10,000	11,164
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	10,000	11,088
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	12,000	12,960
FRB Ser. 15-GC30, Class XA, IO, 0.885%, 5/10/50(WAC)	376,696	10,855
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.902%, 8/10/46(WAC)	13,000	14,015
FRB Ser. 06-GG8, Class X, IO, 1.27%, 11/10/39(WAC)	783,966	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.373%, 11/15/45(WAC)	43,000	41,037
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	23,000	19,100
FRB Ser. 13-C12, Class B, 4.236%, 7/15/45(WAC)	12,000	12,565
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,931	8,634
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,557
FRB Ser. 06-LDP8, Class X, IO, 0.288%, 5/15/45(WAC)	78,558	1
FRB Ser. 07-LDPX, Class X, IO, 0.127%, 1/15/49(WAC)	217,914	2
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	3,309	20
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.73%, 9/15/39(WAC)	368,382	1,639
FRB Ser. 05-C5, Class XCL, IO, 0.021%, 9/15/40(WAC)	39,268	—
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 7.233%, 7/15/45(WAC)	5,476	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.107%, 2/15/47(WAC)	10,000	10,457
FRB Ser. 15-C24, Class B, 4.487%, 5/15/48(WAC)	10,000	10,696
FRB Ser. 14-C17, Class XA, IO, 1.234%, 8/15/47(WAC)	192,835	5,507
FRB Ser. 13-C12, Class XA, IO, 0.751%, 10/15/46(WAC)	433,293	6,358
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.831%, 8/15/45(WAC)	15,000	14,561
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.755%, 12/10/45(WAC)	191,816	4,857
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.41%, 7/15/46(WAC)	19,000	19,416
FRB Ser. 13-LC12, Class C, 4.41%, 7/15/46(WAC)	24,000	20,573
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	34,517
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,401
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.856%, 2/15/44(WAC)	25,000	24,775
FRB Ser. 11-C3, Class D, 5.853%, 3/15/44(WAC)	32,000	19,871
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	43,000	21,664
FRB Ser. 11-C5, Class XA, IO, 1.834%, 11/15/44(WAC)	251,444	2,383
FRB Ser. 12-C10, Class XA, IO, 1.675%, 12/15/45(WAC)	294,228	7,490

		766,283
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.969%, 5/25/35(WAC)	17,097	17,371
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.959%, 6/25/46	79,853	69,390
FRB Ser. 05-27, Class 1A1, 1.901%, 8/25/35(WAC)	23,538	19,466
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.338%, 8/25/46	97,084	92,328
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.098%, 8/25/28	7,926	8,425
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.898%, 8/25/28	30,442	31,660
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.148%, 9/25/28	31,324	33,100
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	45,259	46,991
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	8,751	8,958
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 11/25/24	3,519	3,605
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.048%, 11/25/24	5,324	5,514
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	9,987	10,302
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.498%, 5/25/29	22,508	23,244
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.448%, 2/25/25	11,068	11,255
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 4/25/29	30,069	30,987
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/29	33,215	34,418
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	4,379	4,429
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	21,223	21,812
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.048%, 7/25/24	9,526	9,482
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.748%, 5/25/24	12,193	10,645
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.948%, 2/25/34	25,020	24,481
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.273%, 10/25/33	47,608	47,930
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.198%, 10/25/34	30,000	28,323
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.048%, 11/25/34	26,545	26,519
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 2.954%, 10/25/35(WAC)	26,056	25,701
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.108%, 7/25/45	30,528	29,011

		675,347

Total mortgage-backed securities (cost $1,735,901)		$1,683,165

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	$200,000	$230,000
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	23,000	27,715
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	27,000	28,323
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	15,563
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	23,000	1,783
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	36,000	2,790

Total foreign government and agency bonds and notes (cost $296,029)		$306,174

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	$55,000	$54,725
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.901%, 9/7/21	25,000	25,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR +1.50%), 1.651%, 10/10/21	25,000	25,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	25,000	25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.975%, 3/26/21	38,000	38,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.901%, 10/24/20	46,000	46,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.775%, 1/25/46	49,833	49,517

Total asset-backed securities (cost $263,633)		$263,242

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	$4,936	$4,591
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	5,000	1,800
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	2,652	2,641
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	5,000	5,104
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	10,000	9,940
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	13,593	13,358
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 10/5/25	25,000	24,417
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	9,975	9,601
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	27,087	26,816
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	14,804	14,157
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	4,874	4,776
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	6,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.248%, 2/28/25	4,776	4,091
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	5,000	4,650
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	9,911	9,635
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	4,988	4,981
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	19,428	18,311
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	29,850	29,260
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	4,975	4,817

Total senior loans (cost $208,369)		$198,946

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Feb-21/$1.23	$1,448,691	EUR	1,235,610	$6,831
EUR/USD (Call)	Jan-21/0.00	952,264	EUR	812,200	4,841
EUR/USD (Call)	Oct-20/1.21	952,264	EUR	812,200	559
GBP/USD (Put)	Dec-20/1.23	715,370	GBP	554,400	5,019
USD/JPY (Put)	Nov-20/JPY 105.00	678,175		$678,175	6,825
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	1,494,405	EUR	1,274,600	3,862
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.75	1,228,300		$1,228,300	11,133
USD/JPY (Put)	Nov-20/JPY 105.00	678,175		678,175	6,825
USD/MXN (Put)	Nov-20/MXN 21.00	737,000		737,000	6,731
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	946,381	AUD	1,321,300	6,936
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Mar-21/1.23	965,794	EUR	823,740	5,092
EUR/USD (Call)	Oct-20/1.24	952,264	EUR	812,200	54
UBS AG
EUR/USD (Call)	Feb-21/1.23	1,448,691	EUR	1,235,610	6,831

Total purchased options outstanding (cost $126,223)					$71,539

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	$680	$16,980

Total preferred stocks (cost $17,000)		$16,980

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$15,000	$13,770
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23, (In default)(NON)	4,000	900

Total convertible bonds and notes (cost $17,715)		$14,670

SHORT-TERM INVESTMENTS (19.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.22%(AFF)	Shares	1,045,025	$1,045,025
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	20,339,576	20,339,576
U.S. Treasury Bills 0.095%, 10/27/20(SEG)(SEGCCS)		$400,000	399,977
U.S. Treasury Bills 0.143%, 10/8/20(SEG)(SEGCCS)		259,000	258,997
U.S. Treasury Cash Management Bills 0.104%, 12/8/20(SEG)(SEGSF)(SEGCCS)		700,000	699,815

Total short-term investments (cost $22,743,430)			$22,743,390
TOTAL INVESTMENTS

Total investments (cost $117,538,752)			$134,931,762

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $12,989,967) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$166,750	$164,278	$2,472
		Canadian Dollar	Sell	10/21/20	120,919	118,603	(2,316)
		Euro	Buy	12/16/20	559,849	566,615	(6,766)
		Hong Kong Dollar	Sell	11/18/20	65,073	65,068	(5)
		Japanese Yen	Sell	11/18/20	42,354	42,368	14
		Mexican Peso	Buy	10/21/20	45,018	44,557	461
		New Zealand Dollar	Buy	10/21/20	64,435	63,726	709
	Barclays Bank PLC
		British Pound	Buy	12/16/20	33,307	34,394	(1,087)
		Euro	Sell	12/16/20	379,927	384,488	4,561
		Japanese Yen	Buy	11/18/20	162,676	162,823	(147)
		New Zealand Dollar	Buy	10/21/20	99,762	98,627	1,135
		Swedish Krona	Sell	12/16/20	122,447	125,581	3,134
	Citibank, N.A.
		British Pound	Sell	12/16/20	75,908	78,371	2,463
		Canadian Dollar	Buy	10/21/20	58,957	58,159	798
		Chilean Peso	Buy	10/21/20	116,218	119,245	(3,027)
		Danish Krone	Buy	12/16/20	139,550	142,311	(2,761)
		Euro	Sell	12/16/20	131,301	129,743	(1,558)
		Hong Kong Dollar	Sell	11/18/20	30,163	30,159	(4)
		Japanese Yen	Buy	11/18/20	440,561	440,859	(298)
		New Zealand Dollar	Sell	10/21/20	98,042	96,967	(1,075)
		Swedish Krona	Sell	12/16/20	58,050	59,519	1,469
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	931	902	(29)
		British Pound	Sell	12/16/20	15,750	16,692	942
		Canadian Dollar	Sell	10/21/20	55,202	54,085	(1,117)
		Euro	Sell	12/16/20	82,210	83,187	977
		New Zealand Dollar	Buy	10/21/20	26,528	26,540	(12)
	Goldman Sachs International
		Australian Dollar	Sell	10/21/20	41,687	39,999	(1,688)
		British Pound	Buy	12/16/20	28,014	28,953	(939)
		Canadian Dollar	Buy	10/21/20	142,024	139,491	2,533
		Euro	Sell	12/16/20	59,426	60,055	629
		Japanese Yen	Sell	11/18/20	145,435	145,453	18
		New Zealand Dollar	Sell	10/21/20	100,092	99,079	(1,013)
		Norwegian Krone	Buy	12/16/20	25,725	24,413	1,312
		Swedish Krona	Buy	12/16/20	452,182	462,411	(10,229)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	210,443	203,222	7,221
		British Pound	Buy	12/16/20	2,969	3,065	(96)
		Canadian Dollar	Buy	10/21/20	96,059	96,982	(923)
		Euro	Buy	12/16/20	69,878	69,954	(76)
		Hong Kong Dollar	Sell	11/18/20	315,314	315,281	(33)
		Japanese Yen	Buy	11/18/20	37,909	37,784	125
		New Zealand Dollar	Sell	10/21/20	4,168	4,578	410
		Swiss Franc	Sell	12/16/20	24,810	24,639	(171)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/21/20	502	552	50
		British Pound	Buy	12/16/20	389,611	400,206	(10,595)
		Canadian Dollar	Sell	10/21/20	43,636	42,634	(1,002)
		Euro	Buy	12/16/20	136,938	139,069	(2,131)
		Japanese Yen	Sell	11/18/20	135,782	135,164	(618)
		New Zealand Dollar	Buy	10/21/20	18,325	18,326	(1)
		Norwegian Krone	Sell	12/16/20	271,551	284,152	12,601
		Singapore Dollar	Buy	11/18/20	67,547	66,932	615
		Swedish Krona	Sell	12/16/20	29,494	29,276	(218)
		Swiss Franc	Buy	12/16/20	290,323	293,709	(3,386)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/21/20	58,663	59,845	(1,182)
		British Pound	Buy	12/16/20	64,161	61,931	2,230
		Canadian Dollar	Buy	10/21/20	89,675	89,266	409
		Euro	Buy	12/16/20	69,761	70,373	(612)
		Japanese Yen	Buy	11/18/20	60,995	60,658	337
		New Zealand Dollar	Buy	10/21/20	59,871	59,648	223
		Norwegian Krone	Buy	12/16/20	24,470	25,639	(1,169)
		Swedish Krona	Sell	12/16/20	19,246	18,470	(776)
		Swiss Franc	Buy	12/16/20	50,056	50,637	(581)
	NatWest Markets PLC
		Australian Dollar	Sell	10/21/20	88,604	89,774	1,170
		British Pound	Buy	12/16/20	56,673	57,304	(631)
		Canadian Dollar	Buy	10/21/20	74,279	72,969	1,310
		Euro	Sell	12/16/20	108,869	110,636	1,767
		Japanese Yen	Buy	11/18/20	29,953	29,757	196
		New Zealand Dollar	Sell	10/21/20	23,816	26,009	2,193
		Swedish Krona	Sell	12/16/20	87,991	89,944	1,953
		Swiss Franc	Buy	12/16/20	24,701	24,759	(58)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	151,064	153,695	2,631
		British Pound	Sell	12/16/20	170,793	182,488	11,695
		Canadian Dollar	Buy	10/21/20	681,428	683,266	(1,838)
		Canadian Dollar	Sell	10/21/20	690,517	678,484	(12,033)
		Euro	Sell	12/16/20	248,509	251,755	3,246
		Hong Kong Dollar	Sell	11/18/20	482,990	482,955	(35)
		Japanese Yen	Sell	11/18/20	274,931	275,069	138
		New Zealand Dollar	Sell	10/21/20	148,518	153,421	4,903
		Norwegian Krone	Sell	12/16/20	84,712	82,617	(2,095)
		Swedish Krona	Sell	12/16/20	75,563	77,796	2,233
		Swiss Franc	Buy	12/16/20	6,202	6,966	(764)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	91,970	89,067	2,903
		British Pound	Sell	12/16/20	49,315	50,915	1,600
		Canadian Dollar	Sell	10/21/20	156,219	152,993	(3,226)
		Euro	Sell	12/16/20	75,515	76,752	1,237
		New Zealand Dollar	Sell	10/21/20	30,299	30,100	(199)
		Swedish Krona	Sell	12/16/20	29,070	29,656	586
		Swiss Franc	Sell	12/16/20	25,137	25,430	293
	UBS AG
		Australian Dollar	Sell	10/21/20	93,761	89,182	(4,579)
		Australian Dollar	Sell	3/15/21	151,981	153,059	1,078
		British Pound	Buy	12/16/20	164,855	170,245	(5,390)
		Canadian Dollar	Buy	10/21/20	101,242	101,075	167
		Euro	Buy	12/16/20	345,516	349,575	(4,059)
		Hong Kong Dollar	Sell	11/18/20	125,979	125,968	(11)
		Japanese Yen	Buy	11/18/20	330,075	329,664	411
		Mexican Peso	Sell	10/21/20	45,018	45,285	267
		New Zealand Dollar	Buy	10/21/20	259,592	256,545	3,047
		Norwegian Krone	Sell	12/16/20	8,150	8,536	386
		Swedish Krona	Buy	12/16/20	122,224	125,395	(3,171)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/21/20	2,221	5,915	3,694
		British Pound	Buy	12/16/20	44,151	42,990	1,161
		Canadian Dollar	Buy	10/21/20	98,238	99,329	(1,091)
		Euro	Sell	12/16/20	5,755	5,822	67
		Japanese Yen	Buy	11/18/20	206,861	206,894	(33)
		New Zealand Dollar	Sell	10/21/20	20,574	20,198	(376)

	Unrealized appreciation						98,180

	Unrealized (depreciation)						(97,230)

	Total						$950
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	5	$463,830	$463,300	Dec-20	$8,353
Russell 2000 Index E-Mini (Long)	57	4,296,922	4,287,540	Dec-20	6,015
S&P 500 Index E-Mini (Long)	1	168,150	167,600	Dec-20	110
S&P 500 Index E-Mini (Short)	38	6,389,700	6,368,800	Dec-20	(41,740)
U.S. Treasury Bond 30 yr (Long)	7	1,233,969	1,233,969	Dec-20	(4,453)
U.S. Treasury Bond Ultra 30 yr (Long)	13	2,883,563	2,883,563	Dec-20	(4,639)
U.S. Treasury Note 2 yr (Long)	24	5,303,063	5,303,063	Dec-20	2,680
U.S. Treasury Note 2 yr (Short)	18	3,977,297	3,977,297	Dec-20	(2,142)
U.S. Treasury Note 5 yr (Long)	44	5,545,375	5,545,375	Dec-20	8,151
U.S. Treasury Note 10 yr (Long)	13	1,813,906	1,813,906	Dec-20	4,190
U.S. Treasury Note Ultra 10 yr (Short)	20	3,198,438	3,198,438	Dec-20	(15,045)

Unrealized appreciation					29,499

Unrealized (depreciation)					(68,019)

Total					$(38,520)

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $59,899) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$952,264	EUR	812,200	$54
EUR/USD (Call)	Jan-21/1.26	952,264	EUR	812,200	1,771
EUR/USD (Call)	Feb-21/1.27	1,448,691	EUR	1,235,610	2,741
GBP/USD (Put)	Dec-20/1.20	715,370	GBP	554,400	2,861
USD/JPY (Put)	Nov-20/JPY 100.00	678,175		$678,175	1,061
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	1,494,405	EUR	1,274,600	1,300
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.60	1,228,300		$1,228,300	4,061
USD/JPY (Put)	Nov-20/JPY 100.00	678,175		678,175	1,061
USD/MXN (Put)	Nov-20/MXN 20.00	737,000		737,000	1,549
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/0.80	946,381	AUD	1,321,300	1,790
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/1.21	952,264	EUR	812,200	559
EUR/USD (Call)	Mar-21/1.27	965,794	EUR	823,740	2,152
UBS AG
EUR/USD (Call)	Feb-21/1.27	1,448,691	EUR	1,235,610	2,741

Total					$23,701

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $4,204,336) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 10/1/50	$1,000,000	10/14/20	$1,054,218
Uniform Mortgage-Backed Securities, 3.00%, 10/1/50	1,000,000	10/14/20	1,047,500
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	2,000,000	10/14/20	2,098,282

Total			$4,200,000

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,310,000	$1,340	(E)	$(1,466)	12/16/22	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	$(126)
		1,542,000	1,244	(E)	21	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,265
		1,373,000	1,108	(E)	(97)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	(1,205)
		749,000	2,087	(E)	25	12/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,113
		1,447,000	4,033	(E)	(131)	12/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(4,163)
		40,000	427	(E)	59	12/16/50	1.08% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	485
		655,000	6,988	(E)	(876)	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(7,865)

	Total				$(2,465)				$(9,496)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$14,067	$14,071	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$33
	99,856	100,353	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	722
	27,012	26,952	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1
	17,485	17,584	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(146)
	1,285	1,284	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	16
	8,749	8,693	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	70
	7,087	7,041	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	57
	795	790	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6
	3,021	3,004	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(31)
	Citibank, N.A.
	3,831,061	3,856,794	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	30,409
	3,517,754	3,560,103	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(42,117)
	3,627	3,645	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	26
	Credit Suisse International
	2,654	2,674	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	60
	12,513	12,431	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(101)
	Goldman Sachs International
	1,494,282	1,466,624	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(26,549)
	7,006,681	7,135,228	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	137,295
	6,890,026	7,013,125	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(136,315)
	1,963	1,951	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16
	1,963	1,951	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16
	JPMorgan Securities LLC
	3,324	3,302	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(27)
	4,722	4,692	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(37)

Upfront premium received			—	Unrealized appreciation			168,727

	Upfront premium (paid)		—	Unrealized (depreciation)			(205,323)

		Total	$—			Total	$(36,596)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	74	$233,373	6.05%
Apple, Inc.	Technology	1,753	202,989	5.26%
Microsoft Corp.	Technology	685	144,072	3.74%
Alphabet, Inc. Class A	Technology	87	127,383	3.30%
Adobe, Inc.	Technology	201	98,376	2.55%
Verizon Communications, Inc.	Communication services	1,482	88,186	2.29%
Texas Instruments, Inc.	Technology	539	76,936	1.99%
JPMorgan Chase & Co.	Financials	760	73,181	1.90%
Medtronic PLC	Health care	701	72,865	1.89%
Intuit, Inc.	Technology	222	72,471	1.88%
Mondelez International, Inc. Class A	Consumer staples	1,211	69,578	1.80%
Honeywell International, Inc.	Capital goods	420	69,215	1.79%
Fidelity National Information Services, Inc.	Technology	470	69,181	1.79%
Veeva Systems, Inc. Class A	Technology	232	65,308	1.69%
Lockheed Martin Corp.	Capital goods	167	64,079	1.66%
Goldman Sachs Group, Inc. (The)	Financials	295	59,272	1.54%
NVIDIA Corp.	Technology	108	58,548	1.52%
eBay, Inc.	Technology	1,027	53,525	1.39%
Intercontinental Exchange, Inc.	Financials	531	53,134	1.38%
Johnson & Johnson	Health care	347	51,725	1.34%
Cognizant Technology Solutions Corp. Class A	Technology	727	50,501	1.31%
Waste Management, Inc.	Capital goods	443	50,182	1.30%
Starbucks Corp.	Consumer staples	577	49,582	1.29%
Clorox Co. (The)	Consumer cyclicals	233	48,998	1.27%
Take-Two Interactive Software, Inc.	Technology	296	48,941	1.27%
Allstate Corp. (The)	Financials	490	46,142	1.20%
DTE Energy Co.	Utilities and power	391	44,985	1.17%
Charter Communications, Inc. Class A	Communication services	71	44,017	1.14%
Synopsys, Inc.	Technology	199	42,591	1.10%
Exelon Corp.	Utilities and power	1,154	41,258	1.07%
U.S. Bancorp	Financials	1,135	40,705	1.06%
Hologic, Inc.	Health care	600	39,911	1.03%
Hershey Co. (The)	Consumer staples	269	38,628	1.00%
Costco Wholesale Corp.	Consumer staples	108	38,291	0.99%
Procter & Gamble Co. (The)	Consumer staples	275	38,234	0.99%
Baxter International, Inc.	Health care	469	37,747	0.98%
Cisco Systems, Inc.	Technology	932	36,725	0.95%
Kinder Morgan, Inc.	Utilities and power	2,943	36,289	0.94%
Garmin, Ltd.	Technology	382	36,260	0.94%
Leidos Holdings, Inc.	Technology	402	35,843	0.93%
Facebook, Inc. Class A	Technology	135	35,240	0.91%
Merck & Co., Inc.	Health care	377	31,239	0.81%
Dollar General Corp.	Consumer cyclicals	149	31,155	0.81%
Cadence Design Systems, Inc.	Technology	289	30,809	0.80%
PepsiCo, Inc.	Consumer staples	214	29,607	0.77%
Pfizer, Inc.	Health care	772	28,321	0.73%
Carrier Global Corp.	Consumer cyclicals	885	27,033	0.70%
F5 Networks, Inc.	Technology	212	26,063	0.68%
Juniper Networks, Inc.	Communication services	1,207	25,952	0.67%
Electronic Arts, Inc.	Technology	199	25,903	0.67%

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
PerkinElmer, Inc.	Health care	484	$60,764	4.14%
Ipsen SA (France)	Health care	575	60,378	4.12%
Merck KGaA (Germany)	Health care	413	60,352	4.11%
Thermo Fisher Scientific, Inc.	Health care	135	59,425	4.05%
Mettler-Toledo International, Inc.	Health care	60	58,123	3.96%
Zoetis, Inc.	Health care	348	57,506	3.92%
Agilent Technologies, Inc.	Technology	538	54,299	3.70%
IQVIA Holdings, Inc.	Health care	343	54,008	3.68%
Pfizer, Inc.	Health care	1,466	53,786	3.67%
Merck & Co., Inc.	Health care	623	51,657	3.52%
Waters Corp.	Health care	259	50,643	3.45%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,290	42,991	2.93%
Johnson & Johnson	Health care	288	42,836	2.92%
Sanofi (France)	Health care	413	41,357	2.82%
Illumina, Inc.	Health care	131	40,448	2.76%
Perrigo Co. PLC	Health care	849	38,956	2.66%
Mylan NV	Health care	2,575	38,193	2.60%
Alexion Pharmaceuticals, Inc.	Health care	332	38,011	2.59%
Bayer AG (Germany)	Health care	584	36,488	2.49%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	532	34,900	2.38%
AbbVie, Inc.	Health care	387	33,882	2.31%
Biogen, Inc.	Health care	118	33,410	2.28%
AstraZeneca PLC (United Kingdom)	Health care	278	30,424	2.07%
Bristol-Myers Squibb Co.	Health care	504	30,384	2.07%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	2,221	29,108	1.98%
CSL, Ltd. (Australia)	Health care	135	27,855	1.90%
Amgen, Inc.	Health care	107	27,211	1.86%
Sartorius Stedim Biotech (France)	Health care	78	26,979	1.84%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	2,614	23,553	1.61%
Gilead Sciences, Inc.	Health care	371	23,437	1.60%
Galapagos NV (Belgium)	Health care	165	23,430	1.60%
Galenica AG (Switzerland)	Health care	151	20,641	1.41%
Eisai Co., Ltd. (Japan)	Health care	207	18,758	1.28%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	361	18,345	1.25%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	512	18,173	1.24%
Eli Lilly and Co.	Health care	104	15,407	1.05%
Shionogi & Co., Ltd. (Japan)	Health care	246	13,105	0.89%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	374	12,543	0.86%
H Lundbeck A/S (Denmark)	Health care	318	10,491	0.72%
UCB SA (Belgium)	Health care	81	9,220	0.63%
Astellas Pharma, Inc. (Japan)	Health care	600	8,902	0.61%
Incyte Corp.	Health care	87	7,777	0.53%
Grifols SA (Spain)	Health care	236	6,800	0.46%
Eurofins Scientific (Luxembourg)	Health care	6	5,106	0.35%
Regeneron Pharmaceuticals, Inc.	Health care	8	4,622	0.32%
Novartis AG (Switzerland)	Health care	46	3,972	0.27%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	124	3,809	0.26%
Recordati SpA (Italy)	Health care	36	1,839	0.13%
Vertex Pharmaceuticals, Inc.	Health care	6	1,725	0.12%
Orion Oyj Class B (Finland)	Health care	37	1,684	0.11%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Air Liquide SA (France)	Basic materials	398	$63,305	0.89%
AMETEK, Inc.	Conglomerates	631	62,703	0.88%
Xcel Energy, Inc.	Utilities and power	829	57,191	0.80%
Partners Group Holding AG (Switzerland)	Financials	62	56,881	0.80%
Church & Dwight Co., Inc.	Consumer staples	599	56,132	0.79%
London Stock Exchange Group PLC (United Kingdom)	Financials	486	55,623	0.78%
Roche Holding AG (Switzerland)	Health care	162	55,419	0.78%
Givaudan SA (Switzerland)	Basic materials	13	55,347	0.78%
WEC Energy Group, Inc.	Utilities and power	561	54,365	0.76%
Canadian Imperial Bank of Commerce (Canada)	Financials	722	53,992	0.76%
Swisscom AG (Switzerland)	Communication services	101	53,650	0.75%
Royal Bank of Canada (Canada)	Financials	719	50,458	0.71%
Cadence Design Systems, Inc.	Technology	468	49,889	0.70%
Toronto-Dominion Bank (Canada)	Financials	1,043	48,271	0.68%
Hormel Foods Corp.	Consumer staples	984	48,095	0.67%
CMS Energy Corp.	Utilities and power	763	46,868	0.66%
Paychex, Inc.	Technology	582	46,421	0.65%
Segro PLC(R) (United Kingdom)	Financials	3,854	46,364	0.65%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	179	45,503	0.64%
Tesco PLC (United Kingdom)	Consumer staples	16,276	44,629	0.63%
Logitech International SA (Switzerland)	Technology	570	44,389	0.62%
Atmos Energy Corp.	Utilities and power	458	43,825	0.61%
Copart, Inc.	Consumer staples	412	43,302	0.61%
Roper Technologies, Inc.	Technology	108	42,561	0.60%
Dover Corp.	Capital goods	393	42,537	0.60%
ANSYS, Inc.	Technology	130	42,518	0.60%
Halma PLC (United Kingdom)	Technology	1,402	42,413	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	492	42,010	0.59%
Hannover Rueck SE (Germany)	Financials	270	41,889	0.59%
Rio Tinto PLC (United Kingdom)	Basic materials	690	41,458	0.58%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	121	39,737	0.56%
Iberdrola SA (Spain)	Utilities and power	3,209	39,538	0.55%
Comcast Corp. Class A	Communication services	853	39,475	0.55%
Mettler-Toledo International, Inc.	Health care	40	38,927	0.55%
Metro, Inc. (Canada)	Consumer staples	804	38,559	0.54%
Accenture PLC Class A	Technology	168	37,967	0.53%
Sun Life Financial, Inc. (Canada)	Financials	919	37,430	0.52%
DTE Energy Co.	Utilities and power	310	35,701	0.50%
Pinnacle West Capital Corp.	Utilities and power	460	34,288	0.48%
Amphenol Corp. Class A	Technology	315	34,062	0.48%
PACCAR, Inc.	Consumer cyclicals	399	34,038	0.48%
AutoZone, Inc.	Consumer cyclicals	29	33,984	0.48%
Globe Life, Inc.	Financials	423	33,830	0.47%
Zoetis, Inc.	Health care	204	33,814	0.47%
T Rowe Price Group, Inc.	Financials	263	33,737	0.47%
NTT DoCoMo, Inc. (Japan)	Communication services	902	33,225	0.47%
Monster Beverage Corp.	Consumer staples	405	32,470	0.46%
Rio Tinto, Ltd. (Australia)	Basic materials	479	32,367	0.45%
Dollar General Corp.	Consumer cyclicals	154	32,356	0.45%
HEICO Corp. Class A	Capital goods	363	32,220	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ABB, Ltd. (Switzerland)	Capital goods	2,456	$62,539	0.89%
Abbott Laboratories	Health care	545	59,353	0.85%
Fidelity National Information Services, Inc.	Technology	389	57,197	0.82%
Prologis, Inc.(R)	Financials	566	56,999	0.81%
Daimler AG (Germany)	Consumer cyclicals	1,013	54,672	0.78%
Waste Connections, Inc.	Capital goods	502	52,137	0.74%
Bank of New York Mellon Corp. (The)	Financials	1,472	50,550	0.72%
CVS Health Corp.	Health care	853	49,805	0.71%
International Business Machines Corp.	Technology	405	49,241	0.70%
Lonza Group AG (Switzerland)	Health care	79	48,940	0.70%
Eastman Chemical Co.	Basic materials	609	47,557	0.68%
Zurich Insurance Group AG (Switzerland)	Financials	136	47,264	0.67%
Caterpillar, Inc.	Capital goods	315	46,967	0.67%
Nordea Bank ABP (Finland)	Financials	6,124	46,710	0.67%
Coca-Cola Co. (The)	Consumer staples	935	46,160	0.66%
Fortis, Inc. (Canada)	Utilities and power	1,114	45,527	0.65%
NiSource, Inc.	Utilities and power	2,003	44,067	0.63%
Analog Devices, Inc.	Technology	377	44,008	0.63%
Southern Co. (The)	Utilities and power	793	43,004	0.61%
WPP PLC (United Kingdom)	Consumer cyclicals	5,478	42,974	0.61%
Sensata Technologies Holding PLC	Technology	987	42,582	0.61%
Walgreens Boots Alliance, Inc.	Consumer staples	1,175	42,188	0.60%
Intel Corp.	Technology	802	41,512	0.59%
MS&AD Insurance Group Holdings (Japan)	Financials	1,548	41,461	0.59%
Illinois Tool Works, Inc.	Capital goods	214	41,429	0.59%
Boston Scientific Corp.	Health care	1,065	40,712	0.58%
Deere & Co.	Capital goods	183	40,515	0.58%
Walmart, Inc.	Consumer cyclicals	284	39,753	0.57%
Xylem, Inc.	Capital goods	453	38,136	0.54%
Macquarie Group, Ltd. (Australia)	Financials	444	38,063	0.54%
Sekisui House, Ltd. (Japan)	Financials	2,144	37,760	0.54%
Lowe's Cos., Inc.	Consumer cyclicals	226	37,533	0.54%
Novartis AG (Switzerland)	Health care	430	37,288	0.53%
Berkshire Hathaway, Inc. Class B	Financials	174	37,020	0.53%
Alexandria Real Estate Equities, Inc.(R)	Financials	227	36,365	0.52%
Bayerische Motoren Werke (BMW) AG (Germany)	Consumer cyclicals	496	36,031	0.51%
Public Service Enterprise Group, Inc.	Utilities and power	650	35,697	0.51%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	532	35,652	0.51%
Adobe, Inc.	Technology	73	35,564	0.51%
Gartner, Inc.	Consumer cyclicals	284	35,530	0.51%
Microchip Technology, Inc.	Technology	339	34,809	0.50%
Autodesk, Inc.	Technology	147	33,961	0.48%
Corning, Inc.	Communication services	1,035	33,540	0.48%
American Tower Corp.(R)	Communication services	138	33,463	0.48%
Emera, Inc. (Canada)	Utilities and power	814	33,458	0.48%
NRG Energy, Inc.	Utilities and power	1,086	33,382	0.48%
TOTO, Ltd. (Japan)	Basic materials	727	33,275	0.47%
General Dynamics Corp.	Capital goods	237	32,815	0.47%
Essity AB Class B (Sweden)	Consumer staples	961	32,485	0.46%
Loews Corp.	Financials	934	32,461	0.46%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$273	$4,000	$1,336	5/11/63	300 bp — Monthly	$(1,061)
	CMBX NA BBB-.6 Index	BB+/P	482	8,000	2,672	5/11/63	300 bp — Monthly	(2,186)
	CMBX NA BBB-.6 Index	BB+/P	926	15,000	5,010	5/11/63	300 bp — Monthly	(4,076)
	CMBX NA BBB-.6 Index	BB+/P	912	16,000	5,344	5/11/63	300 bp — Monthly	(4,424)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	118	1,000	128	5/11/63	200 bp — Monthly	(10)
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	718	11/18/54	500 bp — Monthly	413
	CMBX NA BB.6 Index	B+/P	2,008	14,000	7,045	5/11/63	500 bp — Monthly	(5,025)
	CMBX NA BB.7 Index	B+/P	970	19,000	8,358	1/17/47	500 bp — Monthly	(7,373)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(4)	4,000	512	5/11/63	200 bp — Monthly	(515)
	CMBX NA A.7 Index	A-/P	37	1,000	108	1/17/47	200 bp — Monthly	(71)
	CMBX NA A.7 Index	A-/P	291	7,000	755	1/17/47	200 bp — Monthly	(462)
	CMBX NA BB.7 Index	B+/P	401	3,000	1,320	1/17/47	500 bp — Monthly	(916)
	CMBX NA BBB-.6 Index	BB+/P	14,000	149,000	49,766	5/11/63	300 bp — Monthly	(35,691)
	CMBX NA BBB-.7 Index	BBB-/P	395	5,000	1,278	1/17/47	300 bp — Monthly	(880)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	5,368	1/17/47	300 bp — Monthly	(3,978)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	61	2,000	256	5/11/63	200 bp — Monthly	(194)
	CMBX NA A.6 Index	A/P	263	4,000	512	5/11/63	200 bp — Monthly	(248)
	CMBX NA A.6 Index	A/P	354	7,000	896	5/11/63	200 bp — Monthly	(539)
	CMBX NA A.6 Index	A/P	930	8,000	1,024	5/11/63	200 bp — Monthly	(91)
	CMBX NA A.6 Index	A/P	456	9,000	1,152	5/11/63	200 bp — Monthly	(693)
	CMBX NA A.6 Index	A/P	468	9,000	1,152	5/11/63	200 bp — Monthly	(681)
	CMBX NA A.6 Index	A/P	345	11,000	1,408	5/11/63	200 bp — Monthly	(1,059)
	CMBX NA A.6 Index	A/P	433	14,000	1,792	5/11/63	200 bp — Monthly	(1,354)
	CMBX NA A.6 Index	A/P	486	21,000	2,688	5/11/63	200 bp — Monthly	(2,195)
	CMBX NA A.6 Index	A/P	1,808	30,000	3,840	5/11/63	200 bp — Monthly	(2,022)
	CMBX NA A.6 Index	A/P	3,382	55,000	7,040	5/11/63	200 bp — Monthly	(3,640)
	CMBX NA BBB-.6 Index	BB+/P	68	1,000	334	5/11/63	300 bp — Monthly	(265)
	CMBX NA BBB-.6 Index	BB+/P	79	1,000	334	5/11/63	300 bp — Monthly	(254)
	CMBX NA BBB-.6 Index	BB+/P	122	1,000	334	5/11/63	300 bp — Monthly	(212)
	CMBX NA BBB-.6 Index	BB+/P	104	2,000	668	5/11/63	300 bp — Monthly	(563)
	CMBX NA BBB-.6 Index	BB+/P	173	2,000	668	5/11/63	300 bp — Monthly	(494)
	CMBX NA BBB-.6 Index	BB+/P	145	3,000	1,002	5/11/63	300 bp — Monthly	(855)
	CMBX NA BBB-.6 Index	BB+/P	325	3,000	1,002	5/11/63	300 bp — Monthly	(676)
	CMBX NA BBB-.6 Index	BB+/P	248	5,000	1,670	5/11/63	300 bp — Monthly	(1,419)
	CMBX NA BBB-.6 Index	BB+/P	772	7,000	2,338	5/11/63	300 bp — Monthly	(1,563)
	CMBX NA BBB-.6 Index	BB+/P	2,157	23,000	7,682	5/11/63	300 bp — Monthly	(5,513)
	CMBX NA BBB-.6 Index	BB+/P	3,157	42,000	14,028	5/11/63	300 bp — Monthly	(10,850)
	CMBX NA BBB-.7 Index	BBB-/P	887	12,000	3,067	1/17/47	300 bp — Monthly	(2,174)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	280	2,000	256	5/11/63	200 bp — Monthly	25
	CMBX NA A.6 Index	A/P	6,501	50,000	6,400	5/11/63	200 bp — Monthly	118
	CMBX NA BB.10 Index	BB-/P	321	4,000	1,809	5/11/63	500 bp — Monthly	(1,485)
	CMBX NA BB.6 Index	B+/P	3,089	6,000	3,019	5/11/63	500 bp — Monthly	75
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B+/P	737	3,000	1,510	5/11/63	500 bp — Monthly	(770)
	CMBX NA BB.6 Index	B+/P	1,479	6,000	3,019	5/11/63	500 bp — Monthly	(1,541)

Upfront premium received			52,952		Unrealized appreciation			631

Upfront premium (paid)			(4)		Unrealized (depreciation)			(108,018)

	Total		$52,948				Total	$(107,387)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(209)	$2,000	$905	11/17/59	(500 bp) — Monthly	$694
	CMBX NA BB.10 Index	(219)	2,000	905	11/17/59	(500 bp) — Monthly	684
	CMBX NA BB.11 Index	(777)	6,000	2,155	11/18/54	(500 bp) — Monthly	1,373
	CMBX NA BB.11 Index	(189)	2,000	718	11/18/54	(500 bp) — Monthly	528
	CMBX NA BB.11 Index	(69)	1,000	359	11/18/54	(500 bp) — Monthly	290
	CMBX NA BB.8 Index	(248)	2,000	1,003	10/17/57	(500 bp) — Monthly	753
	CMBX NA BB.9 Index	(1,445)	14,000	6,248	9/17/58	(500 bp) — Monthly	4,791
	CMBX NA BB.9 Index	(258)	4,000	1,785	9/17/58	(500 bp) — Monthly	1,524
	CMBX NA BB.9 Index	(258)	4,000	1,785	9/17/58	(500 bp) — Monthly	1,524
	CMBX NA BB.9 Index	(121)	3,000	1,339	9/17/58	(500 bp) — Monthly	1,215
	CMBX NA BBB-.12 Index	(226)	1,000	236	8/17/61	(300 bp) — Monthly	10
	CMBX NA BBB-.12 Index	(204)	1,000	236	8/17/61	(300 bp) — Monthly	32
	CMBX NA BBB-.6 Index	(2,545)	8,000	2,672	5/11/63	(300 bp) — Monthly	123
	CMBX NA BBB-.10 Index	(1,192)	4,000	981	11/17/59	(300 bp) — Monthly	(212)
	CMBX NA BBB-.11 Index	(656)	2,000	453	11/18/54	(300 bp) — Monthly	(204)
	CMBX NA BBB-.11 Index	(641)	2,000	453	11/18/54	(300 bp) — Monthly	(189)
	CMBX NA BBB-.11 Index	(327)	1,000	226	11/18/54	(300 bp) — Monthly	(101)
	CMBX NA BBB-.11 Index	(147)	1,000	226	11/18/54	(300 bp) — Monthly	79
	CMBX NA BBB-.11 Index	(327)	1,000	226	11/18/54	(300 bp) — Monthly	(101)
	CMBX NA BBB-.11 Index	(144)	1,000	226	11/18/54	(300 bp) — Monthly	82
	CMBX NA BBB-.11 Index	(147)	1,000	226	11/18/54	(300 bp) — Monthly	79
	CMBX NA BBB-.12 Index	(1,892)	6,000	1,418	8/17/61	(300 bp) — Monthly	(478)
	CMBX NA BBB-.12 Index	(1,025)	3,000	709	8/17/61	(300 bp) — Monthly	(317)
	CMBX NA BBB-.12 Index	(705)	2,000	473	8/17/61	(300 bp) — Monthly	(233)
	CMBX NA BBB-.12 Index	(703)	2,000	473	8/17/61	(300 bp) — Monthly	(231)
	CMBX NA BBB-.12 Index	(668)	2,000	473	8/17/61	(300 bp) — Monthly	(196)
	CMBX NA BBB-.12 Index	(668)	2,000	473	8/17/61	(300 bp) — Monthly	(197)
	CMBX NA BBB-.12 Index	(190)	1,000	236	8/17/61	(300 bp) — Monthly	46
	CMBX NA BBB-.12 Index	(169)	1,000	236	8/17/61	(300 bp) — Monthly	66
	CMBX NA BBB-.6 Index	(700)	11,000	3,674	5/11/63	(300 bp) — Monthly	2,968
	CMBX NA BBB-.9 Index	(473)	2,000	526	9/17/58	(300 bp) — Monthly	52
	Credit Suisse International
	CMBX NA BB.10 Index	(476)	4,000	1,809	11/17/59	(500 bp) — Monthly	1,330
	CMBX NA BB.10 Index	(534)	4,000	1,809	11/17/59	(500 bp) — Monthly	1,272
	CMBX NA BB.10 Index	(249)	2,000	905	11/17/59	(500 bp) — Monthly	654
	CMBX NA BB.7 Index	(512)	29,000	14,593	5/11/63	(500 bp) — Monthly	14,057
	CMBX NA BB.7 Index	(1,151)	7,000	3,079	1/17/47	(500 bp) — Monthly	1,922
	CMBX NA BB.7 Index	(1,291)	7,000	3,079	1/17/47	(500 bp) — Monthly	1,782
	CMBX NA BB.9 Index	(1,403)	14,000	6,248	9/17/58	(500 bp) — Monthly	4,833
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	880	1/17/47	(500 bp) — Monthly	575
	CMBX NA BB.7 Index	(2,234)	11,000	4,839	1/17/47	(500 bp) — Monthly	2,596
	CMBX NA BB.7 Index	(983)	6,000	2,639	1/17/47	(500 bp) — Monthly	1,651
	CMBX NA BB.8 Index	(113)	1,000	502	10/17/57	(500 bp) — Monthly	387
	CMBX NA BB.9 Index	(108)	1,000	446	9/17/58	(500 bp) — Monthly	338
	CMBX NA BBB-.11 Index	(156)	1,000	226	11/18/54	(300 bp) — Monthly	70
	CMBX NA BBB-.12 Index	(338)	1,000	236	8/17/61	(300 bp) — Monthly	(102)
	CMBX NA BBB-.6 Index	(400)	8,000	2,672	5/11/63	(300 bp) — Monthly	2,268
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	863	1/17/47	(200 bp) — Monthly	692
	CMBX NA BB.11 Index	(4,908)	9,000	3,233	11/18/54	(500 bp) — Monthly	(1,683)
	CMBX NA BB.12 Index	(1,648)	3,000	1,018	8/17/61	(500 bp) — Monthly	(632)
	CMBX NA BB.17 Index	(979)	2,000	880	1/17/47	(500 bp) — Monthly	(101)
	CMBX NA BBB-.12 Index	(204)	1,000	236	8/17/61	(300 bp) — Monthly	32
	CMBX NA BBB-.10 Index	(563)	2,000	491	11/17/59	(300 bp) — Monthly	(74)
	CMBX NA BBB-.10 Index	(298)	1,000	245	11/17/59	(300 bp) — Monthly	(53)
	CMBX NA BBB-.11 Index	(806)	4,000	905	11/18/54	(300 bp) — Monthly	97
	CMBX NA BBB-.11 Index	(629)	2,000	453	11/18/54	(300 bp) — Monthly	(177)
	CMBX NA BBB-.11 Index	(645)	2,000	453	11/18/54	(300 bp) — Monthly	(193)
	CMBX NA BBB-.11 Index	(314)	1,000	226	11/18/54	(300 bp) — Monthly	(88)
	CMBX NA BBB-.11 Index	(314)	1,000	226	11/18/54	(300 bp) — Monthly	(89)
	CMBX NA BBB-.12 Index	(332)	1,000	236	8/17/61	(300 bp) — Monthly	(96)
	CMBX NA BBB-.6 Index	(15,346)	48,000	16,032	5/11/63	(300 bp) — Monthly	662
	CMBX NA BBB-.7 Index	(6,573)	28,000	7,157	1/17/47	(300 bp) — Monthly	569
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,809	11/17/59	(500 bp) — Monthly	1,578
	CMBX NA BB.11 Index	(1,977)	4,000	1,437	11/18/54	(500 bp) — Monthly	(543)
	CMBX NA BB.9 Index	(117)	3,000	1,339	9/17/58	(500 bp) — Monthly	1,220
	CMBX NA BBB-.10 Index	(217)	1,000	245	11/17/59	(300 bp) — Monthly	28
	CMBX NA BBB-.7 Index	(328)	4,000	1,022	1/17/47	(300 bp) — Monthly	693
	CMBX NA BBB-.9 Index	(185)	1,000	263	9/17/58	(300 bp) — Monthly	77
	CMBX NA BBB-.9 Index	(185)	1,000	263	9/17/58	(300 bp) — Monthly	77
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	1,022	1/17/47	(300 bp) — Monthly	613
	CMBX NA BB.10 Index	(210)	2,000	905	11/17/59	(500 bp) — Monthly	693
	CMBX NA BB.11 Index	(196)	2,000	718	11/18/54	(500 bp) — Monthly	520
	CMBX NA BB.11 Index	(95)	1,000	359	11/18/54	(500 bp) — Monthly	263
	CMBX NA BB.12 Index	(600)	1,000	339	8/17/61	(500 bp) — Monthly	(261)
	CMBX NA BB.7 Index	(804)	4,000	1,760	1/17/47	(500 bp) — Monthly	952
	CMBX NA BB.7 Index	(193)	1,000	440	1/17/47	(500 bp) — Monthly	246
	CMBX NA BB.9 Index	(61)	1,000	446	9/17/58	(500 bp) — Monthly	385
	CMBX NA BB.9 Index	(62)	1,000	446	9/17/58	(500 bp) — Monthly	384
	CMBX NA BBB-.12 Index	(454)	2,000	473	8/17/61	(300 bp) — Monthly	17
	CMBX NA BBB-.11 Index	(633)	2,000	453	11/18/54	(300 bp) — Monthly	(181)
	CMBX NA BBB-.11 Index	(632)	2,000	453	11/18/54	(300 bp) — Monthly	(180)
	CMBX NA BBB-.11 Index	(315)	2,000	453	11/18/54	(300 bp) — Monthly	137
	CMBX NA BBB-.11 Index	(312)	1,000	226	11/18/54	(300 bp) — Monthly	(86)
	CMBX NA BBB-.12 Index	(332)	1,000	236	8/17/61	(300 bp) — Monthly	(97)
	CMBX NA BBB-.12 Index	(206)	1,000	236	8/17/61	(300 bp) — Monthly	30
	CMBX NA BBB-.12 Index	(188)	1,000	236	8/17/61	(300 bp) — Monthly	48

	Upfront premium received	—				Unrealized appreciation	60,661

	Upfront premium (paid)	(70,459)			Unrealized (depreciation)		(7,095)

	Total	$(70,459)				Total	$53,566
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 35 Index	B+/P	$(77,375)	$1,886,000	$77,277	12/20/25	500 bp — Quarterly	$(98)
	NA IG Series 35 Index	BBB+/P	(110,119)	5,300,000	110,457	12/20/25	100 bp — Quarterly	484

	Total		$(187,494)					$386
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $118,278,173.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$419,428	$6,480,708	$5,855,111	$1,947	$1,045,025
	Putnam Short Term Investment Fund**	22,059,848	14,166,620	15,886,892	136,334	20,339,576

	Total Short-term investments	$22,479,276	$20,647,328	$21,742,003	$138,281	$21,384,601
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,045,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,008,659.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $494,934.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $20,996.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $474,951.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $21,534,977 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $115,827 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,996 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$823,137	$766,759	$—
Capital goods	4,630,871	583,057	—
Communication services	3,015,609	816,146	—
Conglomerates	183,294	—	—
Consumer cyclicals	6,671,701	1,655,610	—
Consumer staples	5,236,819	1,346,952	—
Energy	696,620	151,962	—
Financials	6,837,503	1,667,928	—
Health care	8,319,045	1,150,378	—
Technology	23,517,420	642,067	—
Transportation	726,087	344,856	—
Utilities and power	2,333,989	290,707	—

Total common stocks	62,992,095	9,416,422	—
Asset-backed securities	—	263,242	—
Convertible bonds and notes	—	14,670	—
Corporate bonds and notes	—	17,565,561	20
Foreign government and agency bonds and notes	—	306,174
Mortgage-backed securities	—	1,683,165	—
Preferred stocks	—	16,980	—
Purchased options outstanding	—	71,539	—
Senior loans	—	198,946	—
U.S. government and agency mortgage obligations	—	19,659,558	—
Short-term investments	20,339,576	2,403,814	—

Totals by level	$83,331,671	$51,600,071	$20
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$950	$—
Futures contracts	(38,520)	—	—
Written options outstanding	—	(23,701)	—
TBA sale commitments	—	(4,200,000)	—
Interest rate swap contracts	—	(7,031)	—
Total return swap contracts	—	(36,596)	—
Credit default contracts	—	151,570	—

Totals by level	$(38,520)	$(4,114,808)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$7,900,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$20,300,000
Written currency option contracts (contract amount)	$6,900,000
Centrally cleared interest rate swap contracts (notional)	$8,300,000
OTC total return swap contracts (notional)	$21,500,000
OTC credit default contracts (notional)	$1,100,000
Centrally cleared credit default contracts (notional)	$5,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com